Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 27, 2013 USD ($)	Oct. 27, 2012 USD ($)	Jan. 31, 2015 USD ($)	May. 02, 2015 USD ($) Store Segment	May. 03, 2014 USD ($)	Apr. 27, 2013 USD ($)	Dec. 22, 2014	Jan. 22, 2013	Oct. 04, 2012
Summary Of Significant Accounting Policies [Line Items]
Number of stores | Store				1,372
Number of states the company operated | Store				50
Number of operating segments | Segment				3
Short-term, highly liquid instruments purchased with an original maturity Period				3 months
LIFO inventory adjustments				$ 0	$ 7,692,000
Net property and equipment				449,292,000	490,713,000
Depreciation expense				179,462,000	198,972,000	$ 205,708,000
Capitalized software costs				54,205,000	68,107,000
Amortizable intangible assets, net of amortization				200,708,000	215,442,000
Impairment losses on other long lived assets		$ 1,973,000		373,000	32,390,000	4,168,000
Goodwill	$ 495,496,000			489,267,000	493,189,000	495,496,000
Unamortizable intangible assets				313,134,000	313,134,000
Impairment losses on unamortizable intangible assets				0	1,602,000	0
Goodwill write off		1,947,000
Intangible write off		$ 26,000
Deferred financing fees				5,371,000	10,897,000
Amortization of deferred financing fees				$ 5,477,000	5,957,000	5,470,000
Estimated life of NOOK, years				2 years
Advertising costs				$ 58,823,000	61,527,000	110,878,000
Costs associated with store closings				1,201,000	929,000	5,006,000
Gift card breakage				26,080,000	23,221,000	23,929,000
Gift card liabilities				358,146,000	356,700,000
Selling and Administrative Expenses
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment loss				$ 0	0	20,278,000
B&N Education, LLC
Summary Of Significant Accounting Policies [Line Items]
Percentage of non controlling interest									17.60%
Percentage of membership interest							100.00%		82.40%
Pearson Plc
Summary Of Significant Accounting Policies [Line Items]
Percentage of membership interest				5.00%				5.00%
Fixtures and Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives				10 years
Software and Software Development Costs
Summary Of Significant Accounting Policies [Line Items]
Capitalized software costs				$ 42,699,000	50,565,000
Useful Life				3 years
Capitalized Computer Software, Accumulated Amortization	19,044,000			$ 27,568,000	24,145,000	19,044,000
Website Development Costs
Summary Of Significant Accounting Policies [Line Items]
Useful Life				7 years
Goodwill and Unamortizable Intangible Assets
Summary Of Significant Accounting Policies [Line Items]
Assets accounted as a percentage of Company's total assets				24.80%
Annual Fee
Summary Of Significant Accounting Policies [Line Items]
Non-refundable, after first 30 days, annual fee			$ 25.00
Nook
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment loss	18,332,000
Recognized over				2 years
Deferred revenue				$ 2,406,000	9,934,000
Nook | Minimum
Summary Of Significant Accounting Policies [Line Items]
Average percent, NOOK's sales price				0.00%
Nook | Maximum
Summary Of Significant Accounting Policies [Line Items]
Average percent, NOOK's sales price				6.00%
B&N College
Summary Of Significant Accounting Policies [Line Items]
Number of stores | Store				724
Goodwill	274,070,000			$ 274,070,000	274,070,000	274,070,000
B&N College | Co-branded
Summary Of Significant Accounting Policies [Line Items]
Number of stores | Store				154
B&N Retail
Summary Of Significant Accounting Policies [Line Items]
Number of stores | Store				648
Goodwill	$ 221,426,000			$ 215,197,000	$ 219,119,000	$ 221,426,000